Shareholder Report, Holdings (Details) - STKd 100% Bitcoin & 100% Gold ETF) [Member]	Sep. 30, 2025
First American Government Obligations Fund - Class X, 4.05% [Member}
Holdings [Line Items]
Percent of Net Asset Value	43.50%
ProShares Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Gold Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CME Bitcoin Reference Rate Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%